Offerings - Offering: 1	Oct. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Second Amended and Restated 2022 Nextracker Inc. Equity Incentive Plan, as amended and restated effective as of August 19, 2024
Amount Registered | shares	11,100,000
Proposed Maximum Offering Price per Unit	31.71
Maximum Aggregate Offering Price	$ 351,981,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,888.30
Offering Note	FN 1 to “Amount Registered”: In the event of a stock split, stock dividend or similar transaction involving the Registrant’s Class A common stock, $0.0001 par value per share (“Class A Common Stock”), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”)

FN 2 to "11,100,000": Represents 11,100,000 shares of Class A Common Stock available for future issuance under the Second Amended and Restated 2022 Nextracker Inc. Equity Incentive Plan, as amended and restated effective as of August 19, 2024.

FN 3 to "Proposed Maximum Offering Price per Unit": Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit is based on the average of the high and low prices of the Registrant's Class A Common Stock on The Nasdaq Global Select Market on October 25, 2024.

FN 4 to "Total Fee Offsets": The Registrant does not have any fee offsets.